SHARE-BASED COMPENSATION EXPENSES (Details 1) - Performance Options 2015 [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding as at June 30, 2017 | shares	396,000
Number of shares, Vested and expected to vest at June 30, 2018 | shares	396,000
Number of shares,Vested and exercisable at June 30, 2018 | shares	396,000
Weighted average exercise price, Outstanding as at June 30, 2017 (in dollars per share) | $ / shares	$ 22.05
Weighted average exercise price, Vested and expected to vest at June 30, 2018 (in dollars per share) | $ / shares	22.05
Weighted average exercise price,Vested and exercisable at June 30, 2018 (in dollars per share) | $ / shares	$ 22.05
Weighted average remaining contractual life (years), Outstanding as at June 30, 2017	2 years 10 months 13 days
Weighted average remaining contractual life (years), Vested and expected to vest at June 30, 2018	1 year 10 months 13 days
Weighted average remaining contractual life (years), Vested and exercisable at June 30, 2018	1 year 10 months 13 days
Aggregate intrinsic value, Outstanding as at June 30, 2017 (in dollars) | $	$ 0
Aggregate intrinsic value, Vested and expected to vest at June 30, 2018 (in dollars) | $	546
Aggregate intrinsic value, Vested and exercisable at June 30, 2018 (in dollars) | $	$ 546